13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 06/30/2008
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2008
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 56
From 13F Information Table Value Total (USD):  105,428,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T	COM	001957109	518	15385	SH		SOLE
Abbott Labs	COM	002824100	577	10900	SH		SOLE
Aflac Inc.	COM	001055102	7396	117772	SH		SOLE
Alpine Total Dynamic	COM		186	12475	SH		SOLE
Altria Group	COM	718154107	436	21200	SH		SOLE
American Express	COM	025816109	6509	172779	SH		SOLE
American Int'l Group	COM	026874107	7681	290275	SH		SOLE
Bank Of Amer	COM	060505104	508	21263	SH		SOLE
Bank Of New York	COM	064057102	289	7639	SH		SOLE
Berkshire Hathaway	COM	084670991	1932	16	SH		SOLE
Berkshire Hathaway B	COM	084670207	13861	3455	SH		SOLE
Bp Plc Adr	COM	055622104	517	7427	SH		SOLE
Chevron	COM	166764100	305	3074	SH		SOLE
Chubb	COM	171232101	281	5740	SH		SOLE
Citigroup Inc	COM	172967101	500	29825	SH		SOLE
Coca-Cola	COM	191216100	2026	38982	SH		SOLE
Colgate Palmolive	COM	194162103	3221	46614	SH		SOLE
Comcast A	COM	200300200	348	18363	SH		SOLE
Comcast Corp A	COM	200300200	9290	495205	SH		SOLE
Diageo (Guinness)	COM	25243q205	788	10663	SH		SOLE
Disney	COM	254687106	1168	37430	SH		SOLE
Eaton Vance Risk Managed	COM		348	18379	SH		SOLE
Emerson Electric	COM	291011104	1336	27018	SH		SOLE
Exxon Mobil	COM	302290101	1947	22089	SH		SOLE
General Elec Cap Corp	COM	369622485	219	9400	SH		SOLE
General Electric	COM	369604103	6994	262042	SH		SOLE
Google	COM		210	398	SH		SOLE
I.B.M.	COM	459200101	213	1800	SH		SOLE
Johnson & Johnson	COM	478160104	1567	24355	SH		SOLE
Keycorp Inc	COM	493267108	236	21496	SH		SOLE
Kraft Foods A	COM	50075N104	411	14459	SH		SOLE
Mercury General Corp	COM	589400100	1494	31982	SH		SOLE
Microsoft	COM	594918104	2589	94096	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	572	5050	SH		SOLE
Pepsico Inc.	COM	713448108	1629	25624	SH		SOLE
Philip Morris International	COM		1032	20900	SH		SOLE
Potlatch Corp (New)	COM	737628107	524	11613	SH		SOLE
Procter & Gamble	COM	742718109	2859	47017	SH		SOLE
Royal Dutch Shell A	COM		360	4407	SH		SOLE
Sara Lee	COM	803111103	178	14500	SH		SOLE
Schering-Plough	COM	806605101	225	11442	SH		SOLE
St Joe	COM	790148100	549	16000	SH		SOLE
Sun Life Financial	COM	866796105	590	14399	SH		SOLE
Time Warner Inc	COM	887315109	5704	385374	SH		SOLE
U.S. Bancorp Del	COM	902973106	2827	101368	SH		SOLE
United Technologies	COM	913017109	386	6253	SH		SOLE
Ust Inc Com	COM	902911106	491	9000	SH		SOLE
Verizon Comm.	COM	92343V104	285	8061	SH		SOLE
Viacom Inc Cl B	COM		405	13273	SH		SOLE
Walmart	COM	931142103	4010	71346	SH		SOLE
Washington Post	COM	939640108	336	573	SH		SOLE
Wells Fargo & Co.	COM	949746101	395	16650	SH		SOLE
Wesco Financial	COM	950817106	898	2350	SH		SOLE
Weyerhaeuser Co	COM	962166104	1560	30500	SH		SOLE
Wr Berkley Corp	COM	084423102	3472	143724	SH		SOLE
Wyeth/Amer Home	COM	026609107	240	5000	SH		SOLE